Rule 497(e)
                                                File Nos. 2-75503
                                                        811-03364


                             Maxim Series Fund, Inc.

                           July 2, 2001 Supplement to
                           the May 1, 2001 Prospectus

                    Maxim Short-Term Maturity Bond Portfolio


The principal investment strategies of the Maxim Short-Term Maturity Bond Portfolio are revised to reflect that the Portfolio will maintain a dollar-weighted average portfolio maturity of no greater than three (3) years, rather than no greater than five (5) years.